Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9 – Fair Value Measurements

The Company measures and reports certain assets and liabilities on a fair value basis and has classified and disclosed its fair value measurements using the following levels of the fair value hierarchy:

Level 1— Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.

Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

Level 3 — Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

Assets and liabilities that are measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values, stated below, considers the market for the Company’s financial assets and liabilities, the associated credit risk and other factors. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The Company recognizes transfers between fair value hierarchy levels as of the end of the reporting period in which the event or change in circumstances causing the transfer occurred. During the nine months ended September 30, 2018, the Company did not have any transfers between Level 1, Level 2 or Level 3 fair value measurements.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s recurring fair value measurements are performed for its commodity derivatives.

Commodity Derivative Instruments

Commodity derivative contracts are stated at fair value in the accompanying condensed consolidated balance sheets. The Company adjusts the valuations from the valuation model for nonperformance risk and for counterparty risk. The fair values of the Company’s commodity derivative instruments are classified as Level 2 measurements as they are calculated using industry standard models using assumptions and inputs which are substantially observable in active markets throughout the full term of the instruments. These include market price curves, contract terms and prices, credit risk adjustments, implied market volatility and discount factors.

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of September 30, 2018 and December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	September 30, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$4,282	$—	$4,282	$(4,079)	$203
Noncurrent commodity derivatives	—	908	—	908	(908)	—

Total assets	$—	$5,190	$—	$5,190	$(4,987)	$203

Liabilities
Current commodity derivatives	$—	$(68,340)	$—	$(68,340)	$4,079	$(64,261)
Noncurrent commodity derivatives	—	(19,809)	—	(19,809)	908	(18,901)

Total liabilities	$—	$(88,149)	$—	$(88,149)	$4,987	$(83,162)

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Noncurrent commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Noncurrent commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)

Non-Recurring Fair Value Measurements

The Company’s non- recurring fair value measurements include the purchase price allocations for the fair value of assets and liabilities acquired through business combinations and the determination of the grant date fair value of the Company’s performance share units. The fair value of assets and liabilities acquired through business combinations is calculated using a discounted- cash flow approach using level 3 inputs. The fair value of assets or liabilities associated with purchase price allocations is on a non- recurring basis and is not measured in periods after initial recognition. The grant date fair value of the Company’s performance share units is determined using a Monte Carlo simulation model and is classified as a Level 3 measurement. Please refer to Note 4 – Acquisitions and Note 11 – Equity Compensation for additional discussion.

Other Financial Instruments

The Company’s financial instruments, not otherwise recorded at fair value, consist primarily of cash, trade receivables, trade payables, and long-term debt. The carrying values of cash and cash equivalents, accounts payable, revenue payable, and accounts receivable approximate fair values due to the short-term maturities of these instruments and the carrying value of long-term debt approximates fair value as the applicable interest rates are variable and reflective of market rates.

Note 9 – Fair Value Measurements

Assets and liabilities that are measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values, stated below, considers the market for the Company’s financial assets and liabilities, the associated credit risk and other factors. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s recurring fair value measurements are performed for its commodity derivatives. The Company’s financial instruments, not otherwise recorded at fair value, consist primarily of cash, trade receivables, trade payables, and long-term debt. The carrying values of cash and cash equivalents, accounts payable, revenue payable, and accounts receivable approximate fair values due to the short-term maturities of these instruments.

Commodity Derivative Instruments

Commodity derivative contracts are stated at fair value in the accompanying balance sheets. The Company adjusts the valuations from the valuation model for nonperformance risk and for counterparty risk. The fair values of the Company’s commodity derivative instruments are classified as Level 2 measurements as they are calculated using industry standard models using assumptions and inputs which are substantially observable in active markets throughout the full term of the instruments. These include market price curves, contract terms and prices, credit risk adjustments, implied market volatility and discount factors. The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Long-term commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Long-term commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)

Non-Recurring Fair Value Measurements

The Company applies the provisions of the fair value measurement standard on a non recurring basis to its non financial assets and liabilities, including proved property and assets acquired and liabilities assumed in a business combination. These assets and liabilities are not measured at fair value on a recurring basis, but are subject to fair value adjustments when facts are circumstances arise that indicate a need for measurement.

The Company utilizes fair value on a non recurring basis to review its proved oil and natural gas properties for potential impairment when events and circumstances indicate a possible decline in the recoverability of the carrying value of such property. The Company uses an income approach analysis based on management’s estimated net discounted future cash flows of proved property. Unobservable inputs included estimates of oil and natural gas production, as the case may be, from the Company’s reserve reports, commodity prices based on the sales contract terms or forward price curves, operating and development costs, and a discount rate based on a market-based weighted average cost of capital (all of which are Level 3 inputs within the fair value hierarchy).

The Company’s other non-recurring fair value measurements include the purchase price allocations for the fair value of assets and liabilities acquired through business combinations, please refer to Note 4 — Acquisitions and Divestitures for additional discussion, and the determination of the grant date fair value of the Company’s performance share units. The fair value of assets and liabilities acquired through business combinations is calculated using a discounted-cash flow approach using level 3 inputs. Cash flow estimates require forecasts and assumptions for many years into the future for a variety of factors, including risk-adjusted oil and gas reserves, commodity prices, development costs, and operating costs, based on market participant assumptions. The fair value of assets or liabilities associated with purchase price allocations is on a non-recurring basis and is not measured in periods after initial recognition. The grant date fair value of the Company’s performance share units is determined using a Monte Carlo simulation model. Please refer to Note 11 – Performance Share Units for additional discussion.